UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     November 11, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $1,877,583 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    75492   944000 SH       SOLE                   809000            135000
Accenture Ltd.              COM                 G1150G111    26083   964235 SH       SOLE                   828035            136200
American International GroupCOM                 026874107    91046  1339102 SH       SOLE                  1148328            190774
American International GroupCOM                 026874107     7174   105512 SH       DEFINED 01             105512
American Standard Companies COM                 029712106    92405  2374835 SH       SOLE                  2039335            335500
American Standard Companies COM                 029712106     6245   160500 SH       DEFINED 01             160500
Aramark Corp Cl B           COM                 038521100    21151   876180 SH       SOLE                   748980            127200
Avery Dennison Corp.        COM                 053611109    35526   540070 SH       SOLE                   476470             63600
Baker Hughes Inc.           COM                 057224107    15013   343390 SH       SOLE                   294190             49200
Bank of America Corp.       COM                 060505104    46151  1065095 SH       SOLE                   918895            146200
Bank of America Corp.       COM                 060505104     8666   200000 SH       DEFINED 01             200000
Bank of New York Inc.       COM                 064057102    27211   932830 SH       SOLE                   796630            136200
Baxter International Inc.   COM                 071813109    38220  1188435 SH       SOLE                  1024935            163500
Baxter International Inc.   COM                 071813109     4888   152000 SH       DEFINED 01             152000
Black & Decker Corp         COM                 091797100     4654    60100 SH       DEFINED 01              60100
Black & Decker Corp         COM                 091797100    57966   748525 SH       SOLE                   640725            107800
BP PLC ADR                  COM                 055622104     1726    30000 SH       SOLE                    30000
Brunswick Corp.             COM                 117043109    65512  1431645 SH       SOLE                  1218145            213500
Cardinal Health Inc.        COM                 14149Y108    21564   492660 SH       SOLE                   424560             68100
Cendant Corp.               COM                 151313103    33119  1533270 SH       SOLE                  1315170            218100
Cendant Corp.               COM                 151313103     3780   175000 SH       DEFINED 01             175000
Cigna Corp                  COM                 125509109    64344   924091 SH       SOLE                   792291            131800
Cigna Corp                  COM                 125509109     6615    95000 SH       DEFINED 01              95000
CIT Group Inc.              COM                 125581108     6057   162000 SH       SOLE                   162000
Citigroup Inc.              COM                 172967101    87946  1993343 SH       SOLE                  1714717            278626
Citigroup Inc.              COM                 172967101     4961   112434 SH       DEFINED 01             112434
ConocoPhillips              COM                 20825C104     4971    60000 SH       SOLE                    60000
Cooper Cameron Corp.        COM                 216640102    38741   706430 SH       SOLE                   602130            104300
Cooper Cameron Corp.        COM                 216640102    10968   200000 SH       DEFINED 01             200000
CVS Corporation             COM                 126650100    55116  1308245 SH       SOLE                  1117845            190400
Darden Restaurants Inc.     COM                 237194105    30212  1295545 SH       SOLE                  1107645            187900
Eaton Corp.                 COM                 278058102    47828   754259 SH       SOLE                   645259            109000
Fisher Scientific Intl.     COM                 338032204     1689    28950 SH       SOLE                    28950
Fox Entertainment Group Inc.COM                 35138T107    32087  1156715 SH       SOLE                   988615            168100
Goldman Sachs Group Inc.    COM                 38141G104    58857   631240 SH       SOLE                   537440             93800
HCA Inc.                    COM                 404119109    37406   980485 SH       SOLE                   844285            136200
Illinois Tool Works         COM                 452308109    35089   376615 SH       SOLE                   322515             54100
Int'l Business Machines     COM                 459200101    49168   573450 SH       SOLE                   491650             81800
J.C. Penney Co. Inc.        COM                 708160106    40006  1133950 SH       SOLE                   973450            160500
Janus Capital Group Inc.    COM                 47102X105    16106  1183390 SH       SOLE                  1023590            159800
JP Morgan Chase & Co.       COM                 46625H100     1828    46000 SH       SOLE                    46000
Laboratory Corp of America  COM                 50540R409    42276   966965 SH       SOLE                   826365            140600
Laboratory Corp of America  COM                 50540R409     4372   100000 SH       DEFINED 01             100000
Leapfrog Enterprises        COM                 52186n106     2936   145000 SH       DEFINED 01             145000
Mattel Inc.                 COM                 577081102    44767  2469205 SH       SOLE                  2119105            350100
Mattel Inc.                 COM                 577081102     3626   200000 SH       DEFINED 01             200000
Microsoft Corp.             COM                 594918104    48393  1750200 SH       SOLE                  1503300            246900
Microsoft Corp.             COM                 594918104     2765   100000 SH       DEFINED 01             100000
National-Oilwell Inc.       COM                 637071101     1584    48200 SH       SOLE                    48200
Nike Inc. Cl B              COM                 654106103    46599   591360 SH       SOLE                   505560             85800
Pentair Inc.                COM                 709631105    37973  1087730 SH       SOLE                   932930            154800
Pentair Inc.                COM                 709631105     4189   120000 SH       DEFINED 01             120000
Pioneer Companies Inc.      COM                 723643300     3075   205000 SH       DEFINED 01             205000
Reebok International Ltd.   COM                 785110100     3672   100000 SH       DEFINED 01             100000
Schlumberger Ltd.           COM                 806857108    25338   376443 SH       SOLE                   321743             54700
Texas Instruments Inc.      COM                 882508104    38753  1821080 SH       SOLE                  1566980            254100
Texas Instruments Inc.      COM                 882508104     4256   200000 SH       DEFINED 01             200000
The Scotts Company Cl A     COM                 810186106      385     6000 SH       SOLE                     6000
Tribune Co.                 COM                 896047107    16823   408830 SH       SOLE                   351430             57400
Viacom Inc Cl B             COM                 925524308    53343  1589485 SH       SOLE                  1365585            223900
Viacom Inc Cl B             COM                 925524308     6712   200000 SH       DEFINED 01             200000
Vishay Intertechnology      COM                 928298108     1290   100000 SH       DEFINED 01             100000
Walt Disney Co.             COM                 254687106    36673  1626280 SH       SOLE                  1392680            233600
Wells Fargo & Co.           COM                 949746101    37052   621373 SH       SOLE                   529473             91900
Wells Fargo & Co.           COM                 949746101     5963   100000 SH       DEFINED 01             100000
Whirlpool Inc.              COM                 963320106    40078   666970 SH       SOLE                   573570             93400
Whirlpool Inc.              COM                 963320106     6009   100000 SH       DEFINED 01             100000
WR Grace & Co.              COM                 38388F108     2362   250000 SH       DEFINED 01             250000
Yellow Roadway Corp         COM                 985577105      403     8600 SH       SOLE                     8600
Yellow Roadway Corp         COM                 985577105     9378   200000 SH       DEFINED 01             200000
York Intl Corp New          COM                 986670107    32951  1043075 SH       SOLE                   897750            145325